VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
VAN KAMPEN U.S. MORTGAGE FUND

Supplement dated December 1, 2008
to the

Class A Shares, Class B Shares and Class C Shares Prospectus
dated April 30, 2008,
as previously supplemented on November 20, 2008, September 26, 2008 and August 14, 2008
and to the

Class I Shares Prospectus
dated April 30, 2008,
as previously supplemented on November 26, 2008, September 26, 2008 and August 14, 2008

The Prospectuses are hereby supplemented as follows:

The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management.  The Fund is managed by members of the Adviser’s Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Fund’s portfolio is Sheila Huang, an Executive Director of the Adviser. Ms. Huang has been associated with the Adviser in an investment management capacity since August 2008 and began managing the Fund in August 2008. Prior to August 2008, Ms. Huang was a Director and portfolio manager at Highland Capital from January 2007 to August 2008. From April 2004 to January 2007, Ms. Huang was a portfolio manager with Credit Suisse. Ms. Huang is the lead manager of the Fund and is responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

USGFSPT1 12/08

VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
VAN KAMPEN U.S. MORTGAGE FUND

Supplement dated December 1, 2008
to the Statement of Additional Information
dated April 30, 2008,
as previously supplemented on November 26, 2008, August 14, 2008 and June 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

(1) In the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers,” the first paragraph is hereby deleted.

(2) The section entitled “Fund Management — Securities Ownership of Portfolio Managers” is hereby deleted and replaced with the following:

As of August 12, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

Sheila Huang — None.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

USGFSPTSAI1 12/08